Schedule I - Summary of Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 85,173.8
Value	95,786.8
Amount Shown on Consolidated Balance Sheet	95,487.6
U.S. Treasuries
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,194.3
Value	5,883.7
Amount Shown on Consolidated Balance Sheet	5,883.7
U.S. government agencies and authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	645.4
Value	724.2
Amount Shown on Consolidated Balance Sheet	724.2
State, municipalities, and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	320.2
Value	352.8
Amount Shown on Consolidated Balance Sheet	352.8
U.S. corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	32,986.1
Value	37,163.9
Amount Shown on Consolidated Balance Sheet	37,163.9
Foreign
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	14,391.2	[1]
Value	15,984.5	[1]
Amount Shown on Consolidated Balance Sheet	15,984.5	[1]
Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,684.2
Value	7,667.0
Amount Shown on Consolidated Balance Sheet	7,667.0
Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,438.9
Value	4,946.4
Amount Shown on Consolidated Balance Sheet	4,946.4
Other asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,536.4
Value	2,564.6
Amount Shown on Consolidated Balance Sheet	2,564.6
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	67,196.7
Value	75,287.1
Amount Shown on Consolidated Balance Sheet	75,287.1
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	297.9
Value	340.1
Amount Shown on Consolidated Balance Sheet	340.1
Short-term Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,991.2
Value	5,991.2
Amount Shown on Consolidated Balance Sheet	5,991.2
Mortgage Loans on Real Estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,662.3
Value	8,954.8
Amount Shown on Consolidated Balance Sheet	8,662.3
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,200.3
Value	2,200.3
Amount Shown on Consolidated Balance Sheet	2,200.3
Limited partnerships/corporations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	465.1
Value	465.1
Amount Shown on Consolidated Balance Sheet	465.1
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	193.3
Value	2,374.5
Amount Shown on Consolidated Balance Sheet	2,374.5
Other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	167.0
Value	173.7
Amount Shown on Consolidated Balance Sheet	$ 167.0

[1]	The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.